Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA  19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

February 3, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Pacific Mutual Fund, Inc.
Registration Nos. 33-23452 and 811-05631

Ladies and Gentlemen:

On behalf of First Pacific Mutual Fund, Inc. (the “Fund”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Fund’s First Pacific Low Volatility Fund Prospectus and Statement of Additional Information each dated February 1, 2014 do not differ from those contained in the Fund’s most recent Post-Effective Amendment No. 40 under the 1933 Act, and Amendment No. 41 under the Investment Company Act of 1940, as amended, to its Registration Statement on Form N-1A which was filed electronically on January 30, 2014. Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699.

Very truly yours,

/s/ Nancy P. O’Hara
Nancy P. O’Hara